UNREALIZED LOSSES ON SECURITIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Schedule of Investment Securities [Line Items]
Credit impairment charge unrealized holding loss to accumulated other comprehensive income	$ 88
Net accretion	16
LESS: Income tax effect	$ (3)	$ (3)	$ (8)
Number of positions that are impaired	69
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Investment Securities [Line Items]
Number of positions that are impaired	3